Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 477,301	$ 477,705
Accumulated Amortization	(335,179)	(300,247)
Net Book Value	142,122	177,458
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	304,601	304,766
Accumulated Amortization	(220,420)	(198,632)
Net Book Value	84,181	106,134
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,708	19,009
Accumulated Amortization	(14,279)	(12,257)
Net Book Value	5,429	6,752
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,248	27,819
Accumulated Amortization	(18,245)	(16,849)
Net Book Value	9,003	10,970
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,203	106,571
Accumulated Amortization	(63,435)	(54,258)
Net Book Value	42,768	52,313
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,540
Accumulated Amortization	(18,800)	(18,251)
Net Book Value	$ 741	$ 1,289